Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations
Schedule of Disposal Groups, Including Discontinued Operations

Carrying amounts of assets disposed

December 31,
2018
HK$
Cash and cash equivalents	69
Prepaid lease payments	1,527
Prepayment	128
Current assets of discontinued operations	1,724

Property, plant and equipment, net	106,966
Prepaid lease payments	13,584
Non-current assets of discontinued operations	120,550
Total assets of discontinued operations	122,274

Carrying amounts of liabilities disposed

December 31,
2018
HK$

Other payables and accruals	3,676
Current liabilities of disposal liabilities	3,676
Total liabilities of disposal liabilities	3,676

Consolidated statements of operations and comprehensive income

	For the year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$

Revenues	—	—	—
Cost of sales	—	—	—

Gross profit	—	—	—
Other revenues	16,413	16,754	14,398
Selling, general and administrative expenses	(12,979)	(16,660)	(8,879)
Gain on disposal of subsidiaries	141,341	171,809	47,845
Interest income	45	24	—

Profit before income tax	144,820	171,927	53,364
Income tax expense	—	—	—

Profit for the year	144,820	171,927	53,364

Other comprehensive income
Exchange gain/(loss) on translation of financial statements of foreign operations	(813)	6,674	—
Income from discontinued operations attributable to shareholders of the Company	144,007	178,601	53,364